Schedule of revenue by geography (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 25,852,647
INDIA
IfrsStatementLineItems [Line Items]
Revenue	15,342,760
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Revenue	5,967,585
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 4,542,302